Shareholders' Equity - Treasury Shares - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity
Shares repurchased against transfer of shares held in treasury	879,691
Consideration transferred	€ 983
Shares repurchased, issued and transferred	50,000
Increase in share premium	€ 877
Shares converted	525,000
Shares buyback	950,000	1,254,691	205,704
Share premium	€ 877
Class A shares
Shareholders' Equity
Shares repurchased against transfer of shares held in treasury	(375,000)
Shares repurchased, issued and transferred	50,000
Increase in treasury reserve for newly issued shares	€ 18
Increase in share premium	108
Increase in subscribed capital	€ 6
Shares converted	525,000
Shares buyback		1,254,691	205,704
Share premium	€ 108
Class B shares
Shareholders' Equity
Shares repurchased against transfer of shares held in treasury	375,000
Consideration transferred	€ 0
Increase in treasury share reserve due to difference in nominal capital	€ 90
Shares repurchased, issued and transferred	50,000
Shares converted	525,000
Shares buyback	425,000
Class C shares
Shareholders' Equity
Consideration transferred	€ 0
Increase in share premium	€ 126
Shares converted	525,000
Shares buyback	525,000
Increase in treasury share reserve due to conversion and buyback	126,000
Share premium	€ 126